ISSUED CAPITAL (Details) - AUD ($)	Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of classes of share capital [line items]
Issued Capital	$ 143,910,328		$ 144,018,006	$ 146,879,214
Ordinary shares
Disclosure of classes of share capital [line items]
Issued Capital	143,910,328		144,018,006	144,177,570	$ 144,194,070
Options
Disclosure of classes of share capital [line items]
Issued Capital	$ 0	[1]	$ 0	$ 2,701,644	$ 2,701,644

[1]	In 2017 expired options were reclassified to accumulated losses. There was no movement in options during the financial years ended June 30, 2018 and 2016.